Information Related to Guaranteed Securities Issued by Subsidiaries - Summary of Standardized Measure of Discounted Future Net Cash Flow Projections Explanatory (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Equity method investees [member]
Disclosure Of Standardized Measure Of Discounted Future Net Cash Flow Projections [Line Items]
Beginning balance	$ 583	$ 511
Sales and transfers of oil and gas, net of production cost	(261)	(208)
Development cost incurred	294	389
Net change due to purchases and sales of minerals in place		(54)
Net change due to extensions, discoveries and improved recovery related costs		67
Revisions of previous quantity estimates	51	242
Net change in prices, transfer prices and in production costs	494	(477)
Changes in estimated future development costs	(25)	(18)
Accretion of discount	58	52
Net change in income taxes	(92)	62
Other - unspecified	190	17
Ending balance	1,294	583
Consolidated entities [member]
Disclosure Of Standardized Measure Of Discounted Future Net Cash Flow Projections [Line Items]
Beginning balance	35,351	44,848	$ 1,292
Sales and transfers of oil and gas, net of production cost	(24,018)	(19,208)	(248)
Development cost incurred	11,806	12,753	431
Net change due to purchases and sales of minerals in place		(1,094)
Net change due to extensions, discoveries and improved recovery related costs	4,256	1,718	487
Revisions of previous quantity estimates	8,744	1,420	134
Net change in prices, transfer prices and in production costs	51,064	(27,791)	(1,737)
Changes in estimated future development costs	(16,053)	9,406	(121)
Accretion of discount	3,532	4,521	130
Net change in income taxes	(9,257)	8,798	337
Other - unspecified	16	(19)	(193)
Ending balance	65,442	35,351	512
Consolidated entities [member] | Brazil [member]
Disclosure Of Standardized Measure Of Discounted Future Net Cash Flow Projections [Line Items]
Beginning balance	34,424	42,770	173,707
Sales and transfers of oil and gas, net of production cost	(23,394)	(18,425)	(17,330)
Development cost incurred	11,553	12,429	15,536
Net change due to purchases and sales of minerals in place			(34)
Net change due to extensions, discoveries and improved recovery related costs	4,187	1,234	6,522
Revisions of previous quantity estimates	8,264	1,197	(29,592)
Net change in prices, transfer prices and in production costs	50,326	(27,031)	(185,071)
Changes in estimated future development costs	(15,878)	9,175	(6,948)
Accretion of discount	3,442	4,277	17,371
Net change in income taxes	(9,237)	8,799	68,608
Ending balance	63,687	34,424	42,769
Oil and gas producing properties abroad [member] | Consolidated entities [member]
Disclosure Of Standardized Measure Of Discounted Future Net Cash Flow Projections [Line Items]
Beginning balance	927	2,078	178,095
Sales and transfers of oil and gas, net of production cost	(624)	(783)	(18,293)
Development cost incurred	253	324	16,384
Net change due to purchases and sales of minerals in place		(1,094)	(92)
Net change due to extensions, discoveries and improved recovery related costs	69	484	6,846
Revisions of previous quantity estimates	480	223
Net change in prices, transfer prices and in production costs	738	(760)
Changes in estimated future development costs	(175)	231	(6,780)
Accretion of discount	90	244	17,842
Net change in income taxes	(20)	(1)	68,768
Other - unspecified	16	(19)	52
Ending balance	1,755	927	44,847
Oil and gas producing properties abroad [member] | Consolidated entities [member] | South America [member]
Disclosure Of Standardized Measure Of Discounted Future Net Cash Flow Projections [Line Items]
Beginning balance	98	1,205	1,082
Sales and transfers of oil and gas, net of production cost	(60)	(351)	(560)
Development cost incurred	23	176	451
Net change due to purchases and sales of minerals in place		(1,094)	(58)
Net change due to extensions, discoveries and improved recovery related costs	69		324
Revisions of previous quantity estimates	37		2
Net change in prices, transfer prices and in production costs	3		150
Changes in estimated future development costs	(31)		(370)
Accretion of discount	14	162	157
Net change in income taxes	(18)		67
Other - unspecified	(9)	(1)	(40)
Ending balance	126	98	1,205
Oil and gas producing properties abroad [member] | Consolidated entities [member] | North America [member]
Disclosure Of Standardized Measure Of Discounted Future Net Cash Flow Projections [Line Items]
Beginning balance	830	873	3,306
Sales and transfers of oil and gas, net of production cost	(564)	(432)	(403)
Development cost incurred	230	148	397
Net change due to extensions, discoveries and improved recovery related costs		484
Revisions of previous quantity estimates	443	223	(655)
Net change in prices, transfer prices and in production costs	735	(760)	(2,809)
Changes in estimated future development costs	(144)	231	538
Accretion of discount	76	82	314
Net change in income taxes	(2)	(1)	93
Other - unspecified	25	(19)	92
Ending balance	$ 1,628	$ 830	873
Oil and gas producing properties abroad [member] | Consolidated entities [member] | Others [member]
Disclosure Of Standardized Measure Of Discounted Future Net Cash Flow Projections [Line Items]
Beginning balance			4,388
Sales and transfers of oil and gas, net of production cost			(963)
Development cost incurred			848
Net change due to purchases and sales of minerals in place			(58)
Net change due to extensions, discoveries and improved recovery related costs			324
Revisions of previous quantity estimates			(653)
Net change in prices, transfer prices and in production costs			(2,659)
Changes in estimated future development costs			168
Accretion of discount			471
Net change in income taxes			160
Other - unspecified			52
Ending balance			$ 2,078